Earnings Per Common Share - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders (millions of dollars)	$ (89)	$ 658
Weighted average number of shares
Basic (in shares)	595,756,470	595,287,586
Effect of dilutive stock-based compensation plans (in shares)	2,147,473	2,234,665
Diluted (in shares)	597,903,943	597,522,251
EPS
Basic (in dollars per share)	$ (0.15)	$ 1.11
Diluted (in dollars per share)	$ (0.15)	$ 1.10